Note 25 - Share-based Payments - Weighted Average Fair Value of the Options and Assumptions (Details) - BRL (R$)		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Fair value of options granted	[1]	R$ 0	R$ 4.04	R$ 4.50
Share price (in BRL per share)	[1]	R$ 0	R$ 18.05	R$ 17.66
Exercise price (in BRL per share)	[1]	R$ 0	R$ 18.05	R$ 17.66
Expected volatility	[1]	0.00%	22.30%	23.80%
Vesting year	[1]	0	5	5
Expected dividends	[1]	0.00%	5.00%	5.00%
Risk-free interest rate	[1],[2]	0.00%	6.80%	7.80%

[1]	Information based on weighted average plans granted, except for the expected dividends and risk-free interest rate.
[2]	The percentages include the grants of stock options and ADRs during the period, with the risk-free interest rate of ADRs calculated in U.S. Dollar.